Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Changes In the Carrying Amount of Goodwill
Changes in the carrying amount of our goodwill are as follows (dollars in thousands):

Goodwill
Balance at January 1, 2012	$58,214
Acquisitions	14,098
Adjustments related to purchase accounting	(5,152)
Balance at December 31, 2012	67,160
Acquisitions (a)	459,629
Balance at December 31, 2013	$526,789
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(a)	In 2013, in addition to acquiring Boise and recording $458.6 million of goodwill, we acquired Damage Prevention Company for $6.3 million and recorded $1.1 million of goodwill in the Packaging segment.

Components of Intangible Assets
The weighted average useful life, gross carrying amount, and accumulated amortization of our intangible assets were as follows (dollars in thousands):

	As of December 31, 2013			As of December 31, 2012
	Weighted Average Remaining Useful Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Weighted Average Remaining Useful Life (in Years)	Gross Carrying Amount	Accumulated Amortization
Customer relationships	15.4	$306,361	$16,509	16.7	$48,261	$10,663
Trademarks and trade names	14.7	21,370	794	2.6	770	248
Other	3.0	220	109	3.7	220	57
Total intangible assets (excluding goodwill)	15.4	$327,951	$17,412	16.5	$49,251	$10,968